Note 5 - Fair Value Measurements	12 Months Ended
Dec. 31, 2025
EBP 27-1560715 001 [Member]
Notes to Financial Statements
EBP, Investment, Fair Value and NAV [Text Block]
Note 5 – Fair Value Measurements

Accounting Standards Codification (“ASC”) Topic 820, “Fair Value Measurement”, defines fair value, establishes a framework for measuring the fair value of assets and liabilities using a hierarchy system and requires disclosures about fair value measurement. It clarifies that fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts.

ASC Topic 820 requires that assets and liabilities carried at fair value also be classified and disclosed according to the process for determining fair value. There are three levels of determining fair value. These levels are:

Level 1:	Valuation is based upon quoted prices for identical instruments traded in active markets that the Plan has the ability to access at measurement date.

Level 2:

Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which significant assumptions are observable in the market.

Level 3:

Valuation is generated from model-based techniques that use significant assumptions not observable in the market and are used only to the extent that observable inputs are not available. These unobservable assumptions reflect the Plan’s own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include use of option pricing models, discounted cash flow models and similar techniques.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial statements.

The following is a description of the valuation methods used for assets measured at fair value:

Mutual Funds: These investments are open-end mutual funds that are registered with the Securities and Exchange Commission. These funds are required to publish their daily NAV and transact at that price. The mutual funds held by the Plan are deemed to be actively traded and are valued at the daily closing price as reported by the fund on the last day of the Plan year.

Common Stock: The Company’s common stock is traded on the NASDAQ Global Market and is valued at the closing market price on the last day of the Plan year.

Pooled Separate Accounts: Each pooled separate account invests its assets solely in the shares or units of an underlying mutual fund, and the investment objective of each sub-account corresponds to the investment objective of the underlying fund. The value of each pooled separate account is determined using various inputs, such as the NAV of the shares of the underlying mutual fund held at year end, adjusted for administrative expenses and other charges.

The fair value of the Plan’s assets at December 31, 2025 and 2024, by level within the fair value hierarchy, is presented below.

	Assets at Fair Value at December 31, 2025
	Level 1	Level 2	Level 3	Total
Common stock of Investar Holding Corporation	$3,939,628	$—	$—	$3,939,628
Mutual funds	3,368,470	—	—	3,368,470
	$7,308,098	$—	$—	$7,308,098
Pooled separate accounts(1)				23,107,181
Total investments, at fair value				$30,415,279

	Assets at Fair Value at December 31, 2024
	Level 1	Level 2	Level 3	Total
Common stock of Investar Holding Corporation	$3,189,189	$—	$—	$3,189,189
Mutual funds	2,364,044	—	—	2,364,044
	$5,553,233	$—	$—	$5,553,233
Pooled separate accounts(1)				20,192,508
Total investments, at fair value				$25,745,741

(1) The pooled separate accounts are measured using NAV and, in accordance with the guidance in ASC 820-10, have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.